Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 433,143	$ 35,820
Accounts receivable	28,260	19,561
Inventories	122,519
Prepaid expenses	7,500
Total current assets	591,422	55,381
Equipment, net	313,478	372,880
Operating lease right-of-use asset	332,980
Security deposits	33,652	16,770
Total assets	1,271,532	445,031
Current liabilities:
Accounts payable and accrued expenses	73,598	9,617
Notes payable ($55,850 in default at December 31, 2019)	55,850	180,000
Deferred revenue, license agreement	32,742
Operating lease liabilities	85,662
Convertible note payable (net of discount of $224,660)	57,340
Derivative liabilities	400,139
Total current liabilities	705,331	189,617
Long term liabilities
Deferred revenue, licenses agreement, long-term	35,470
Operating lease liabilities, long-term	251,791
Total liabilities	992,592
Stockholders' equity:
Preferred stock, $0.001 par value; 25,000,000 shares authorized; none issued or outstanding
Common stock, $0.001 par value; 100,000,000 shares authorized; 49,087,255 and 39,200,090 shares issued and outstanding as of December 31, 2019 and December 31, 2018, respectively	49,087	39,200
Shares to be issued (7,318,519 and 612,000 shares to be issued as of December 31, 2019 and December 31, 2018, respectively)	2,847,868	306,000
Additional paid-in capital	5,619,733	2,360,598
Accumulated deficit	(8,237,748)	(2,450,384)
Total stockholders' equity	278,940	255,414
Total liabilities and stockholders' equity	$ 1,271,532	$ 445,031